UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :811-03447

Name of Registrant:  SEI Tax Exempt Trust

Address of Principal Executive Offices:
                       One Freedom Valley Drive
                       Oaks, Pennsylvania 19456

Name and address of agent of service:
                       CT Coporation
                       155 Federal St.
                       Boston, MA 02110

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end:
                       August 31

Date of reporting period:
                       07/01/2014    -   06/30/2015


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Registrant Name : SEI Tax Exempt Trust
Fund Name : Intermediate Term Municipal Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : Short Duration Municipal Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : California Municipal Bond Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : Massachusetts Municipal Bond Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : New Jersey Municipal Bond Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : New York Municipal Bond Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : Institutional Tax Free Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name : TAX FREE FUND
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Tax Exempt Trust
Fund Name: Pennsylvania Municipal Bond Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant : SEI Tax Exempt Trust
Fund Name : Tax-Advantaged Income Fund
________________________________________________________________________________
Bank of America Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
BAC        CUSIP 060505617          05/06/2015            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Sharon L. Allen    Mgmt       For        For        For
2          Elect Susan S. Bies      Mgmt       For        For        For
3          Elect Jack O. Bovender,  Mgmt       For        For        For
            Jr.

4          Elect Frank P. Bramble,  Mgmt       For        For        For
            Sr.

5          Elect Pierre J. P. de    Mgmt       For        For        For
            Weck

6          Elect Arnold W. Donald   Mgmt       For        For        For
7          Elect Charles K. Gifford Mgmt       For        For        For
8          Elect Linda P. Hudson    Mgmt       For        For        For
9          Elect Monica C. Lozano   Mgmt       For        For        For
10         Elect Thomas J. May      Mgmt       For        Against    Against
11         Elect Brian T. Moynihan  Mgmt       For        For        For

12         Elect Lionel L. Nowell   Mgmt       For        For        For
            III

13         Elect R. David Yost      Mgmt       For        For        For
14         Advisory Vote on         Mgmt       For        For        For
            Executive
            Compensation

15         Ratification of Auditor  Mgmt       For        For        For
16         Amendment to the 2003    Mgmt       For        For        For
            Key Associate Stock
            Plan

17         Shareholder Proposal     ShrHoldr   Against    Against    For
            Regarding Lending
            Portfolio Exposure to
            Climate Change
            Risk

18         Shareholder Proposal     ShrHoldr   Against    For        Against
            Regarding Lobbying
            Report

19         Shareholder Proposal     ShrHoldr   Against    For        Against
            Regarding Right to Act
            by Written
            Consent

20         Shareholder Proposal     ShrHoldr   Against    Against    For
            Regarding Formation of
            Shareholder Value
            Committee

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant: SEI Tax Exempt Trust
By:         Robert A. Nesher
Name:       Robert A. Nesher
Title:      President
Date:       Aug 12 2015